Principal Street High Income Municipal Fund
Schedule of Investments
November 30, 2022 (Unaudited)

Description	Par	Value
MUNICIPAL BONDS - 101.2%
ARIZONA - 4.0%
Arizona Industrial Development Authority
(Obligor: Empower College Prep)
6.000%, 07/01/2049	$1,000,000	$974,045
Arizona Industrial Development Authority, Series A
(Obligor: Legacy Cares, Inc.) (b)
7.750%, 07/01/2050	1,600,000	1,120,000
6.000%, 07/01/2051	540,000	378,000
Arizona Industrial Development Authority, Series C
(Obligor: Legacy Cares, Inc.) (b)
6.750%, 07/01/2030	2,000,000	1,400,000
La Paz County Industrial Development Authority
(Obligor: Imperial Valley Gateway Center)
7.000%, 12/01/2040	1,535,000	856,157
Maricopa County Industrial Development Authority
(Obligor: Christian Care Surprise)
6.000%, 01/01/2048	1,595,000	1,128,825
Pima Country Industrial Development Authority
(Obligor: La Posada Park Centre) (f)
6.625%, 05/15/2031	2,000,000	2,010,249
Sierra Vista Industrial Development Authority, Series A
(Obligor: Georgetown Community Development Authority)
0.000%, 10/01/2056 (c) (e) (f)	1,000,000	779,362
5.375%, 10/01/2056 (e) (f)	2,200,000	1,360,847
Sierra Vista Industrial Development Authority, Series B
(Obligor: Georgetown Community Development Authority)
6.250%, 10/01/2036	1,500,000	1,219,559
		11,227,044
CALIFORNIA - 2.0%
California Pollution Control Financing Authority
(Obligor: CalPlant I) (a) (b)
7.000%, 07/01/2032	1,000,000	500,000
7.500%, 07/01/2032	5,065,000	2,937,700
8.000%, 07/01/2039	3,845,000	1,922,500
7.500%, 12/01/2039	2,500,000	125,000
		5,485,200
COLORADO - 7.0%
Aurora Highlands Community Authority Board
5.750%, 12/01/2051	4,000,000	3,560,894
Banning Lewis Ranch Metropolitan District No 8
4.875%, 12/01/2051	2,500,000	1,895,892
Canyon Pines Metropolitan District, Series A-1
5.250%, 12/01/2051	2,000,000	1,675,374
Cascade Ridge Metropolitan District
5.000%, 12/01/2051	1,000,000	812,112
Cherry Creek South Metropolitan District No 5
6.000%, 12/01/2051	2,000,000	1,711,048
Cottonwood Hollow Residential Metropolitan District
5.000%, 12/01/2051	750,000	591,882
Four Corners Business Improvement District
6.000%, 12/01/2052	1,000,000	892,936
Grandview Reserve Metropolitan District No. 3, Series A
6.250%, 12/01/2052	1,500,000	1,378,926
Grandview Reserve Metropolitan District No. 3, Series B
9.000%, 12/15/2052	1,000,000	945,051
Ledge Rock Center Commercial Metropolitan District, Series A (f)
7.000%, 11/01/2052	1,000,000	981,499
7.375%, 11/01/2052	1,000,000	982,157
Legato Community Authority, Series B
8.250%, 12/15/2051	2,000,000	1,760,704
South Maryland Creek Ranch Metropolitan District, Series A
5.625%, 12/01/2047	1,625,000	1,558,771
Waters' Edge Metropolitan District No. 2
5.000%, 12/01/2051	1,000,000	809,764
		19,557,010
FLORIDA - 6.3%
Capital Trust Agency, Inc.
(Obligor: Voans SW Florida Healthcare) (b) (d)
10.000%, 12/31/2022	4,250,000	3,400,000
Capital Trust Agency, Series A
(Obligor: Tuscan Gardens of Palm Coast Obligated Group) (b)
6.500%, 10/01/2032	1,090,000	621,300
6.750%, 10/01/2037	1,290,000	735,300
7.000%, 10/01/2040	1,525,000	869,250
7.000%, 10/01/2049	1,700,000	969,000
(Obligor: Tallahassee NHHI) (b)
7.000%, 12/01/2045	150,000	43,500
7.125%, 12/01/2050	2,000,000	580,000
(Obligor: Tapestry Senior Housing Walden) (b)
7.000%, 07/01/2052	2,200,000	506,000
Florida Development Finance Corp., Series B
(Obligor: Cabana at Jensen Dunes) (d) (f)
12.000%, 11/15/2056	5,025,000	5,273,737
Lake County, Series A1
(Obligor: Village Veranda at Lady Lake Obligated Group) (b)
7.125%, 01/01/2052	5,800,000	4,524,000
		17,522,087
GEORGIA - 0.9%
LaGrange Development Authority, Series A
(Obligor: LaGrange College Obligated Group)
5.000%, 10/15/2052	3,000,000	2,641,770

IDAHO - 0.6%
Spring Valley Community Infrastructure District No. 1
3.750%, 09/01/2051 (f)	2,500,000	1,807,945

ILLINOIS - 2.5%
Illinois Finance Authority, Series A
(Obligor: Aim Art in Motion)
5.000%, 07/01/2051	3,000,000	2,230,403
(Obligor: Plymouth Place)
6.500%, 05/15/2047	1,000,000	1,026,474
(Obligor: Roosevelt University) (f)
6.125%, 04/01/2049	2,500,000	2,443,601
Illinois Finance Authority, Series B
(Obligor: Aim Art in Motion)
5.000%, 07/01/2024	305,000	289,381
(Obligor: Blue Island) (b)
5.800%, 12/01/2053	1,220,000	12
Illinois Housing Development Authority, Sub Series A-1
3.150%, 08/01/2028	1,000,000	958,598
		6,948,469
INDIANA - 4.2%
Anderson Industrial Economic Development Revenue
(Obligor: Anderson University, Inc.)
6.000%, 10/01/2042	1,000,000	876,873
Evansville Manufactured Housing Revenue
(Obligor: Evansville RCF LP) (b)
5.450%, 01/01/2038	1,500,000	1,230,844
Goshen Manufactured Housing Revenue, Series A
(Obligor: Green Oaks of Goshen, LLC)
5.000%, 08/01/2041	2,500,000	1,942,029
Indiana Finance Authority
(Obligor: Brightmark Plastics Renewal) (a)
7.000%, 03/01/2039	6,360,000	4,796,230
Valparaiso Manufactured Housing Revenue
(Obligor: Green Oaks of Valparaiso)
5.375%, 12/01/2041	3,500,000	2,768,070
		11,614,046
IOWA - 1.3%
Iowa Finance Authority
(Obligor: Sunrise Manor)
5.000%, 09/01/2051	1,000,000	787,493
(Obligor: Riserville Holdings) (a)
5.000%, 12/01/2051	3,575,000	2,717,446
		3,504,939
KENTUCKY - 3.4%
City of Falmouth Solid Waste Disposal Facilities Revenue
(Obligor: Texas Bluegrass Biofuels, LLC) (f)
8.500%, 06/01/2040	8,875,000	8,231,207
Kentucky Bond Development Corp., Series A
(Obligor: Transylvania University)
4.000%, 03/01/2046	1,350,000	1,201,588
		9,432,795
LOUISIANA - 1.8%
Louisiana Public Facilities Authority, Series A
(Obligor: Grambling High Foundation)
5.000%, 06/01/2041	1,000,000	852,356
5.250%, 06/01/2051	1,000,000	835,388
6.375%, 06/01/2052 (f)	770,000	735,145
5.250%, 06/01/2060	1,500,000	1,216,573
(Obligor: Jefferson Rise Charter School) (f)
6.000%, 06/01/2037	480,000	459,852
6.250%, 06/01/2052	1,000,000	944,893
		5,044,207
MAINE - 1.4%
Maine Finance Authority
(Obligor: Go Lab Madison, LLC) (a)
8.000%, 12/01/2051	5,500,000	3,782,883

MASSACHUSETTS - 0.4%
Massachusetts Development Finance Agency
(Obligor: Ascentria Care Alliance)
5.000%, 07/01/2051	1,250,000	1,023,017

MICHIGAN - 0.4%
Michigan Finance Authority
(Obligor: Aquinas College)
5.000%, 05/01/2046	1,435,000	1,209,651

MISSISSIPPI - 1.6%
Tunica County
6.000%, 10/01/2040	4,055,000	3,561,303
Mississippi Development Bank
3.625%, 11/01/2036	1,000,000	790,129
		4,351,432
NEW JERSEY - 0.0%
New Jersey Economic Development Authority
(Obligor: Kintock Obligated Group)
7.000%, 09/01/2047	65,000	61,636

NEW YORK - 3.8%
Erie Tobacco Asset Securitization Corp.
0.000%, 06/01/2055 (c)	6,000,000	321,626
0.000%, 06/01/2060 (c)	115,000,000	6,293,973
New York Counties Tobacco Trust IV, Series F
0.000%, 06/01/2060 (c)	50,000,000	2,491,840
New York State Dormitory Authority, Series A
(Obligor: The New School)
4.000%, 07/01/2047	350,000	304,499
Ulster County Capital Resource Corp.
(Obligor: Woodland Pond)
5.250%, 09/15/2047	550,000	421,093
5.250%, 09/15/2053	920,000	679,394
		10,512,425
OHIO - 1.5%
Southern Ohio Port Authority, Series A
(Obligor: PureCycle Ohio) (a)
7.000%, 12/01/2042	2,600,000	2,167,429
Washington County Hospital Revenue
(Obligor: Marietta Area Healthcare)
6.375%, 12/01/2037	1,000,000	989,769
6.625%, 12/01/2042	1,000,000	994,060
		4,151,258
OKLAHOMA - 2.8%
Atoka Industrial Development Authority
(Obligor: Gladieux Metals Recycling) (a)
8.000%, 08/01/2039	7,100,000	7,167,861
Atoka Industrial Development Authority, Series A
(Obligor: Gladieux Metals Recycling)
8.000%, 08/01/2039	750,000	757,168
		7,925,029
OREGON - 0.6%
Oregon Business Development Commission, Series 248-A
(Obligor: Red Rock Biofuels) (a) (b)
6.500%, 04/01/2031	6,050,000	441,650
Oregon Business Development Commission, Series 248-D
(Obligor: Red Rock Biofuels) (a) (b)
6.500%, 04/01/2031	12,500,000	912,500
Oregon Business Development Commission, Series 248-G
9.000%, 04/01/2037 (a) (b) (e) (f)	3,200,000	233,600
		1,587,750
PENNSYLVANIA - 2.4%
Pennsylvania Economic Development Financing Authority, Series A
(Obligor: Consol Energy) (a) (e)
9.000%, 04/01/2051	4,000,000	4,558,867
(Obligor: Tapestry Moon) (b)
6.500%, 12/01/2038	2,950,000	1,121,000
6.750%, 12/01/2053	2,650,000	1,007,000
		6,686,867
PUERTO RICO - 7.4%
Children's Trust Fund
0.000%, 05/15/2057 (c)	42,000,000	2,784,903
Children's Trust Fund, Series B
0.000%, 05/15/2057 (c)	120,000,000	6,246,396
Commonwealth of Puerto Rico
0.000%, 11/01/2051 (c)	2,397,090	850,967
1.000%, 11/01/2051 (b)	13,537,753	6,058,144
Puerto Rico Highway & Transportation Authority, Series E
5.750%, 07/01/2024 (b)	75,000	15,187
Puerto Rico Highway & Transportation Authority, Series G
5.000%, 07/01/2028 (b)	125,000	25,312
5.000%, 07/01/2033 (b)	2,045,000	414,112
5.000%, 07/01/2042 (b)	2,305,000	466,762
Puerto Rico Highway & Transportation Authority, Series H
5.000%, 12/31/2022 (b)	260,000	52,000
5.000%, 07/01/2023 (b)	110,000	22,275
5.450%, 07/01/2035 (b)	235,000	47,587
Puerto Rico Highway & Transportation Authority, Series J
4.700%, 12/31/2022 (b)	85,000	17,000
4.800%, 07/01/2024 (b)	145,000	29,363
Puerto Rico Highway & Transportation Authority, Series K
5.000%, 12/31/2022 (b)	55,000	11,000
4.300%, 12/31/2022 (b)	100,000	20,000
5.000%, 07/01/2030 (b)	2,270,000	459,675
Puerto Rico Highway & Transportation Authority, Series M
5.000%, 12/31/2022 (b)	50,000	10,000
4.125%, 12/31/2022 (b)	130,000	26,000
4.250%, 07/01/2023 (b)	95,000	19,238
5.000%, 07/01/2025 (b)	355,000	71,888
5.000%, 07/01/2026 (b)	565,000	114,413
5.000%, 07/01/2027 (b)	215,000	43,538
5.000%, 07/01/2037 (b)	3,520,000	712,800
5.000%, 07/01/2046 (b)	5,530,000	1,119,825
Puerto Rico Highway & Transportation Authority, Series N
5.500%, 12/31/2022 (b)	85,000	17,000
5.500%, 07/01/2023 (b)	400,000	81,000
5.500%, 07/01/2024 (b)	4,000,000	810,000
Puerto Rico Industrial Tourist Educational Medical & Environmental Authority
(Obligor: AES Puerto Rico LP) (a)
6.625%, 06/01/2026	110,000	113,948
		20,660,333
SOUTH CAROLINA - 5.8%
City of Hardeeville
4.000%, 05/01/2052	1,100,000	752,117
South Carolina Jobs-Economic Development Authority
(Obligor: Upstate Senior Living Obligated Group)
4.000%, 11/15/2027	50,000	48,105
(Obligor: Repower S. Berkeley) (a) (b)
6.000%, 02/01/2035	1,000,000	400,000
South Carolina Jobs-Economic Development Authority, Series A
(Obligor: Jasper Pellets) (a) (b)
7.000%, 11/01/2038	1,500,000	1,425,000
(Obligor: AAC East) (a)
7.000%, 05/01/2039	3,500,000	2,684,233
(Obligor: Virtus Academy)
5.000%, 06/15/2041	920,000	804,840
5.000%, 06/15/2051	1,330,000	1,090,212
5.000%, 06/15/2056	1,100,000	877,084
(Obligor: Last Step Recycling, LLC) (a)
6.500%, 06/01/2051	2,000,000	1,435,461
(Obligor: CR River Park)
7.750%, 10/01/2057	6,150,000	6,706,056
		16,223,108
TENNESSEE - 1.3%
Knox County Industrial Development Board
(Obligor: TomPaul Knoxville, LLC) (a) (f)
9.500%, 11/01/2052	1,000,000	1,002,441
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Series B-1
(Obligor: Trousdale Foundation Obligated Group) (b)
7.500%, 04/01/2049	1,140,000	74,100
Shelby County Health Educational & Housing Facilities Board, Series A
(Obligor: Luke Obligated Group)
5.750%, 10/01/2059	3,000,000	2,579,464
		3,656,005
TEXAS - 17.8%
Angelina & Neches River Authority
(Obligor: Jefferson Enterprises Energy) (a)
7.500%, 12/01/2045	10,900,000	8,330,616
Brazoria County Industrial Development Corp.
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	4,400,000	4,649,639
Brazoria County Industrial Development Corp., Series A
(Obligor: Gladieux Metals Recycling) (a)
9.000%, 03/01/2039	3,400,000	3,592,903
Brazoria County Industrial Development Corp., Series B
(Obligor: Gladieux Metals Recycling) (a)
7.000%, 03/01/2039	1,250,000	1,157,487
Calhoun County Navigation Industrial Development Authority, Series A
(Obligor: Max Midstream Texas, LLC) (a)
3.625%, 07/01/2026	1,500,000	1,349,049
Calhoun County Navigation Industrial Development Authority, Series B
(Obligor: Max Midstream Texas, LLC)
6.500%, 07/01/2026	1,000,000	934,628
Jefferson County Industrial Development Corp.
(Obligor: TRP Crude Marketing)
7.750%, 04/01/2039	1,000,000	837,292
Kountze Economic Development Corp.
(Obligor: Allegiant Industrial)
15.000%, 11/01/2027	3,550,000	3,488,455
New Hope Cultural Education Facilities Finance Corp., Series A
(Obligor: Outlook at Windhaven)
6.500%, 10/01/2033	1,500,000	1,451,243
New Hope Cultural Education Facilities Finance Corp., Series A-2
(Obligor: Sanctuary LTC, LLC)
6.500%, 01/01/2031	2,500,000	2,247,745
New Hope Cultural Education Facilities Finance Corp., Series B
(Obligor: Buckingham Senior Living Obligated Group)
2.000%, 11/15/2061	2,318,822	1,071,566
Port Beaumont Navigation District
(Obligor: Allegiant Industrial Park) (a) (f)
8.000%, 02/01/2039	7,595,000	7,263,177
San Antonio Education Facilities Corp., Series A
(Obligor: Hallmark University)
5.000%, 10/01/2041	840,000	726,322
5.000%, 10/01/2051	1,000,000	813,384
San Antonio Education Facilities Corp., Series B
(Obligor: Hallmark University)
5.250%, 10/01/2028	350,000	335,988
Tarrant County Cultural Education Facilities Finance Corp.
(Obligor: MRC Senior Living Fort Worth)
6.875%, 11/15/2055	2,600,000	2,447,409
Tarrant County Cultural Education Facilities Finance Corp., Series A
(Obligor: MRC Senior Living Fort Worth)
6.750%, 11/15/2051	5,000,000	4,664,621
Tarrant County Cultural Education Facilities Finance Corp., Series B
(Obligor: CC Young Memorial Home) (b)
6.375%, 02/15/2041	550,000	357,500
Woodloch Health Facilities Development Corp., Series A1
(Obligor: Senior Care Living VII) (b) (f)
6.750%, 12/01/2051	6,375,000	3,840,938
		49,559,962
UTAH - 1.7%
Downtown East Streetcar, Series A
6.000%, 03/01/2053 (f)	1,000,000	994,789
Red Bridge Public Infrastructure District No. 1, Series 1-A
4.375%, 02/01/2051	2,000,000	1,514,444
Utah Charter School Finance Authority, Series A
(Obligor: Rockwell Charter High School)
5.375%, 07/15/2042	905,000	782,574
5.500%, 07/15/2047	1,460,000	1,245,504
Utah Charter School Finance Authority, Series B
(Obligor: Rockwell Charter High School)
6.625%, 07/15/2047	300,000	266,705
		4,804,016
WASHINGTON - 0.8%
Washington State Housing Finance Commission, Series A
(Obligor: Lutheran Retirement Home Obligated Group)
5.000%, 07/01/2038	1,075,000	887,166
(Obligor: Eliseo Obligated Group)
4.000%, 01/01/2051	2,000,000	1,472,986
		2,360,152
WEST VIRGINIA - 2.3%
West Virginia Economic Development Authority
(Obligor: Entsorga West Virginia) (a) (b)
8.750%, 02/01/2036	1,000,000	800,000
(Obligor: Empire Trimodol Terminal)
7.625%, 12/01/2040	7,000,000	5,614,783
		6,414,783
WISCONSIN - 15.2%
Wisconsin Health & Educational Facilities Authority, Series C
(Obligor: Chiara Communities, Inc.)
7.000%, 07/01/2043	505,000	323,517
7.500%, 07/01/2053	2,500,000	1,629,927
Wisconsin Public Finance Authority
(Obligor: Cedars Obligated Group)
5.500%, 05/01/2039	1,210,000	1,053,624
5.750%, 05/01/2054	7,950,000	6,675,830
(Obligor: Noorda College of Osteopathic Medicine) (f)
6.500%, 06/01/2045	2,545,000	2,024,968
Wisconsin Public Finance Authority, Series A
(Obligor: Austin FBO LLC) (a) (b)
7.050%, 09/01/2046	9,250,000	8,974,720
(Obligor: Coral Academy of Science) (f)
5.875%, 06/01/2052	600,000	573,740
(Obligor: Discovery Charter School) (f)
6.625%, 06/01/2052	1,900,000	1,963,914
(Obligor: Dreamhouse Beach) (f)
5.750%, 06/01/2025	1,425,000	1,434,518
(Obligor: Dreamhouse Beach) (f)
7.500%, 06/01/2025	1,000,000	974,649
(Obligor: Explore Academy)
6.125%, 02/01/2048	1,550,000	1,353,385
(Obligor: Mclemore Resort Manager)
4.500%, 06/01/2056	1,000,000	747,242
(Obligor: Prime Healthcare Foundation)
5.000%, 12/01/2027	500,000	510,596
(Obligor: Shining Rock Classical)
6.000%, 06/15/2052	900,000	832,361
(Obligor: University of Birmingham) (b)
6.850%, 10/01/2047	400,000	313,699
Wisconsin Public Finance Authority, Series A-1
(Obligor: Trinity Regional Hospital) (b)
7.375%, 01/01/2050	12,425,000	10,355,764
Wisconsin Public Finance Authority, Series B
(Obligor: Million Air Two Obligated Group) (a)
7.125%, 06/01/2041	2,980,000	2,653,752

		42,396,206
Total Municipal Bonds
(Cost $344,440,319)		282,152,025

CORPORATE BONDS - 1.5%
LSC Estero Prime
12.000%, 04/30/2023 (d)	1,250,000	1,250,000
CalPlant I, LLC
9.500%, 05/01/2023 (b) (f) (g)	3,000,000	3,000,000
Total Corporate Bonds
(Cost $4,250,000)		4,250,000

SHORT-TERM INVESTMENT - 0.0%
First American Government Obligations Fund, Class X 3.67% ^
Total Short-Term Investment
(Cost $305)	305	305

Total Investments* - 102.7%
(Cost $348,690,624)		286,402,330
Other Assets & Liabilities, Net - (2.7)%		(7,551,392)
Total Net Assets - 100.0%		$278,850,938

(a)	Security subject to the Alternative Minimum Tax ("AMT"). As of November 30, 2022, the total value of securities subject to the AMT was $78,096,092 or 28.0% of net assets.
(b)	Security in default at November 30, 2022.
(c)	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value.
(d)
Security is categorized in Level 3 of the fair value hierarchy. These Level 3 securities have a total fair value of $9,923,737, which represents 3.6% of total net assets. Information concerning these Level 3 securities is as follows:

	Security	Par	Dates Acquired	Cost Basis
	Capital Trust Agency, Inc., 10.000%, 12/31/2022	$ 4,250,000	October 2017 & November 2019	$ 4,250,000
	Florida Development Finance Corp., Series B 12.000%, 11/15/2056	5,025,000	April 2022	5,025,000
	LSC Estero Prime, 12.000%, 04/30/2023	1,250,000	May 2022	1,250,000

(e)	Step-up bond; the interest rate shown is the rate in effect as of November 30, 2022.
(f)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act 0f 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of November 30, 2022, the total value of these investments was $49,317,228 or 17.7% of total net assets.

(g)
Security is considered illiquid and is categorized in Level 2 of the fair value hierarchy.  This level 2 illiquid security had a total fair value of $3,000,000 which represents 1.1% of total net assets.  Informaton concerning this illiquid security is as follows.

	Security	Par	Dates Acquired	Cost Basis
	CalPlant I, LLC, 9.500%, 05/01/2023	$ 3,000,000	November 2021	$ 3,000,000

^	The rate shown is the annualized seven day effective yield as of November 30, 2022.
*	All securities in this Fund have been pledged as collateral for a secured line of credit.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds , credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

As of November 30, 2022, the Fund's investments in securities were classified as follows:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$273,478,288	$8,673,737	$282,152,025
Corporate Bonds	-	3,000,000	1,250,000	4,250,000
Short-Term Investment	305	-	-	305
Total Investments in Securities	$305	$276,478,288	$9,923,737	$286,402,330

Refer to the Schedule of Investments for further information on the classification of investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of August 31, 2022	$9,923,737
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation/depreciation	-
Net purchases	-
Transfers into and/or out of Level 3	-
Balance as of November 30, 2022	$9,923,737
Change in unrealized appreciation/depreciation during the period for Level 3 investments held at as of November 30, 2022	$-

The Level 3 investments as of November 30, 2022, represented 3.6% of the Fund's net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of November 30, 2022:

Security Description	Security Type	Fair Value as of November 30, 2022	Valuation Technique	Unobservable Input **	Range	Weighted Average
Capital Trust Agency, Inc.	Municipal Bond	$3,400,000	Liquidation Approach Refinance Approach	Recovery Rate Recovery Rate	60-70% 100%	50% 50%
LSC Estero Prime	Corporate Bond	1,250,000	Refinance Approach	Recovery Rate	100%	100%
Florida Development Finance Corp., Series B	Municipal Bond	5,273,737	Discounted cash flow	Recovery Rate	11.40%	100%

** Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair value measurements. An increase to the unobervable input would result in a increase to the fair value. A decrease to the unobervable input would have the opposite effect.